Securities	12 Months Ended
Jun. 30, 2024
Securities [Abstract]
SECURITIES

NOTE B - SECURITIES

The following table summarizes the amortized cost and fair value of the available for sale securities and held to maturity investment securities portfolio at June 30, 2024 and 2023 and the corresponding amounts of gross unrealized or unrecognized gains and losses. Unrealized gains or losses apply to available-for-sale securities and are recognized in accumulated other comprehensive income, while unrealized gains or losses on held-to-maturity securities are not recognized in the financial statements. The gains and losses are as follows:

	2024
(in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Available-for-sale Securities
Agency mortgage-backed residential	$10,096	$-	$448	$9,648

Held-to-maturity Securities
Agency mortgage-backed: residential	$213	$-	$10	$203

	2023
(in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Available-for-sale Securities
Agency mortgage-backed residential	$12,649	$-	$569	$12,080

Held-to-maturity Securities
Agency mortgage-backed: residential	$274	$-	$15	$259

At June 30, 2024, the Company’s debt securities consisted of mortgage-backed securities, which do not have a single maturity date. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

There were no sales of securities during the fiscal year ended June 30, 2024 or 2023. At June 30, 2024 the Company had $9.6 million in available-for-sale mortgage-backed securities with gross unrealized losses of $448,000 that had been in an unrealized loss position for more than 12 months and $0 in available-for-sale mortgage-backed securities with gross unrealized losses that had been in an unrealized loss position for less than 12 months. At June 30, 2023, the Company had no available-for-sale mortgage-backed with gross unrealized losses greater than 12 months and $12.1 million in available-for-sale mortgage backed with gross unrealized losses of $569,000 that had been in an unrealized loss position for less than 12 months.

At June 30, 2024 the Company had $213,000 in held-to-maturity mortgage-backed securities with gross unrealized losses of $10,000 that had been in an unrealized loss position for more than 12 months and no held-to-maturity mortgage-backed securities with gross unrealized losses that had been in an unrealized loss position for less than 12 months. At June 30, 2023 the Company had $274,000 in held-to-maturity mortgage-backed securities with gross unrealized losses of $15,000 that had been in an unrealized loss position for more than 12 months and no held-to-maturity mortgage-backed securities with gross unrealized losses that had been in an unrealized loss position for less than 12 months.

Securities in an unrealized loss position as a percent of total securities were 100% at both June 30, 2024 and 2023.

Unrealized losses on agency mortgage-backed securities have not been recognized into income because they are of high credit quality (rated AA or higher), management does not intend to sell and it is likely that management will not be required to sell the securities prior to their anticipated recovery, and the decline in fair value is largely due to changes in interest rates and other market conditions. The fair value is expected to recover as the investments reach maturity.

At June 30, 2024 and 2023, pledged securities totaled $0 million and $5.9 million, respectively. In addition, at June 30, 2024 and 2023, our pledged assets also included overnight deposits of $0 million and $1.5 million, respectively.